Pensions and Other Postretirement Benefits Components of Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Company contributions	$ 37.5	$ 55.4
Settlements		(35.7)
Amount recognized in the consolidated balance sheets:
Pension asset	42.8	0.0
Decrease in defined benefit obligation	(4.0)
UNITED STATES
Change in plan assets
Settlements		(3.2)
Non-U.S.
Change in plan assets
Settlements		(32.5)
Pension Plan
Change in projected benefit obligation
Projected benefit obligation at January 1	1,385.8	1,332.7
Service cost	6.3	7.4	$ 8.0
Interest cost	44.5	44.3	48.8
Actuarial loss (gain)	(89.9)	83.7
Amendments	0.0	0.0
Acquisitions	0.0	7.6
Foreign currency exchange rate changes and other	(0.4)	0.0
Plan participants’ contributions	0.0	0.0
Special termination benefits	3.9	2.3
Settlements	(4.4)	(6.9)
Transfer of liabilities from continuing to discontinued operations	0.0	0.0
Curtailments	(0.9)	(5.0)
Benefits paid	(83.6)	(80.3)
Projected benefit obligation at December 31	1,261.3	1,385.8	1,332.7
Change in plan assets
Fair value of plan assets at January 1	1,339.9	1,208.2
Actual return on plan assets	(18.0)	165.4
Foreign currency exchange rate changes	(0.2)	0.0
Company contributions	36.0	53.5
Plan participants’ contributions	0.0	0.0
Settlements	(4.4)	(6.9)
Benefits paid	(83.6)	(80.3)
Fair value of plan assets at December 31	1,269.7	1,339.9	1,208.2
Funded Status
Funded (unfunded) status of plan	8.4	(45.9)
Amount recognized in the consolidated balance sheets:
Pension asset	42.8	0.0
Accrued benefit liability	(34.4)	(45.9)
Total	8.4	(45.9)
Other Benefits
Change in projected benefit obligation
Projected benefit obligation at January 1	19.0	19.2
Service cost	0.0	0.0	0.0
Interest cost	0.7	0.7	0.8
Actuarial loss (gain)	0.6	1.7
Amendments	(0.1)	(0.1)
Acquisitions	0.0	0.0
Foreign currency exchange rate changes and other	0.0	0.0
Plan participants’ contributions	0.7	0.7
Special termination benefits	0.0	0.0
Settlements	0.0	0.0
Transfer of liabilities from continuing to discontinued operations	0.0	(0.9)
Curtailments	0.2	0.4
Benefits paid	(2.2)	(2.7)
Projected benefit obligation at December 31	18.9	19.0	19.2
Change in plan assets
Fair value of plan assets at January 1	0.0	0.0
Actual return on plan assets	0.0	0.0
Foreign currency exchange rate changes	0.0	0.0
Company contributions	1.5	2.0
Plan participants’ contributions	0.7	0.7
Settlements	0.0	0.0
Benefits paid	(2.2)	(2.7)
Fair value of plan assets at December 31	0.0	0.0	$ 0.0
Funded Status
Funded (unfunded) status of plan	(18.9)	(19.0)
Amount recognized in the consolidated balance sheets:
Pension asset	0.0	0.0
Accrued benefit liability	(18.9)	(19.0)
Total	(18.9)	(19.0)
Pension Plan, With Assets | UNITED STATES
Funded Status
Funded (unfunded) status of plan	42.8	(6.6)
Pension Plan, With Assets | Non-U.S.
Funded Status
Funded (unfunded) status of plan	(1.9)	(7.6)
Other Benefits, With Assets | UNITED STATES
Funded Status
Funded (unfunded) status of plan	0.0	0.0
Other Benefits, With Assets | Non-U.S.
Funded Status
Funded (unfunded) status of plan	0.0	0.0
Pension Plan, Without Assets | UNITED STATES
Funded Status
Funded (unfunded) status of plan	(24.6)	(29.8)
Other Benefits, Without Assets | UNITED STATES
Funded Status
Funded (unfunded) status of plan	(18.9)	(19.0)
Other Pension Plan
Funded Status
Funded (unfunded) status of plan	(7.9)	(1.9)
Other Benefit Plans
Funded Status
Funded (unfunded) status of plan	$ 0.0	$ 0.0